Lease Obligations and Commitments	12 Months Ended
Dec. 31, 2021
Lease Obligations And Commitments Abstract
LEASE OBLIGATIONS AND COMMITMENTS
19.	LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities

$
Lease liabilities recognized as of January 1, 2020	865,076
Lease payments made	(305,023)
Interest expense on lease liabilities	60,112
Foreign exchange adjustment	21,086
Lease liabilities recognized as of January 1, 2021	641,251
Lease payments made	(251,383)
Interest expense on lease liabilities	39,836
Foreign exchange adjustment	(61,820)
367,884
Less: current portion	(239,323)
At December 31, 2021	128,560

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to July of 2022 at a monthly fee of CAD $7,000 plus GST per month.

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, USA. Under the terms of the agreement the Company will pay $17,324 per month commencing on October 1, 2017 until June 30, 2023.

Year	Amount
($)
2022	260,185
2023	131,576